STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details) - Stock Awards Plan [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Number of shares granted at beginning	11,002,000	1,127,000	1,127,000
Number of shares, shares granted	3,199,200	656,000	9,875,000
Number of shares granted at ending	14,201,200	1,127,000	11,002,000
Fair value per share, shares granted	$ 0.24
Weighted average market value per share at beginning	0.10	$ 0.77	$ 0.77
Weighted Average Market Value per Share, shares granted	0.24	0.22	0.02
Weighted average market value per share at ending	0.13	0.57	0.10
Minimum [Member]
Fair value per share at beginning	0.003	0.27	0.27
Fair value per share, shares granted		0.14	0.003
Fair value per share at ending		0.14	0.003
Maximum [Member]
Fair value per share at beginning	$ 1.49	1.49	1.49
Fair value per share, shares granted		0.44	0.44
Fair value per share at ending		$ 1.49	$ 1.49